Investment securities (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016
Investment securities disclosures
Securities available-for-sale	SFr 2,281	SFr 2,625	SFr 2,489
Total investment securities	2,281	SFr 2,625	2,489
Bank
Investment securities disclosures
Securities available-for-sale	2,279		2,486
Total investment securities	SFr 2,279		SFr 2,486